Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended
	Sep. 30, 2011 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2012 Quinton Hazell [Member]	Sep. 30, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Sep. 30, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)
Long-term Purchase Commitment [Line Items]
Purchase commitments for property, plant and equipment				$ 2			$ 8
Non-cancelable operating leases in continuing operations				37
Rent expense from continuing operations				10	11	10
Entered into settlement agreement with Satisfied Brake Products Inc.	10
Amount due upon execution of settlement agreement	2.5
Execution of settlement agreement additional	7.5
Gain on settlement agreement	2.5	4.0	4.0
Unpaid invoices								5.7
Asserting a claim against Affinia Group Inc. date				Feb. 15, 2013
Bankruptcy Date									Jan. 28, 2013
Logistics Services Agreement Date									May 05, 2006
Accrued for civil liability				1	4		11			1	1	11	10
Fair value of guarantee													$ 1